Business Segments (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of sales by segment

(In millions)	2019	2018	2017
Total sales:
High Performance Materials & Components	$2,054.2	$2,039.2	$1,751.1
Advanced Alloys & Solutions	2,392.2	2,302.4	2,006.9
Total sales	4,446.4	4,341.6	3,758.0
Intersegment sales:
High Performance Materials & Components	75.7	76.1	46.3
Advanced Alloys & Solutions	248.2	218.9	186.6
Total intersegment sales	323.9	295.0	232.9
Sales to external customers:
High Performance Materials & Components	1,978.5	1,963.1	1,704.8
Advanced Alloys & Solutions	2,144.0	2,083.5	1,820.3
Total sales to external customers	$4,122.5	$4,046.6	$3,525.1

Schedule of operating profit (loss) by segment

(In millions)	2019	2018	2017
Operating profit:
High Performance Materials & Components	$271.6	$269.7	$191.4
Advanced Alloys & Solutions	109.1	143.5	92.0
Total operating profit	380.7	413.2	283.4
LIFO and net realizable value reserves (See Note 3)	(0.1)	(0.7)	(0.2)
Corporate expenses	(66.8)	(58.1)	(50.5)
Closed operations and other expenses	(25.5)	(21.6)	(34.0)
Restructuring and other charges	(4.5)	—	—
Impairment of goodwill (See Note 5)	—	—	(114.4)
Debt extinguishment charge (See Note 10)	(21.6)	—	(37.0)
Gain on joint venture deconsolidation (See Note 7)	—	15.9	—
Joint venture impairment charge (See Note 7)	(11.4)	—	—
Gain on asset sales, net	89.8	—	—
Interest expense, net	(99.0)	(101.0)	(133.8)
Income (loss) before income taxes	$241.6	$247.7	$(86.5)

Schedule of other financial information by segment
Certain additional information regarding the Company’s business segments is presented below:

(In millions)	2019	2018	2017
Depreciation and amortization:
High Performance Materials & Components	$84.7	$90.6	$91.5
Advanced Alloys & Solutions	63.5	62.9	63.4
Corporate	2.9	2.9	5.9
Total depreciation and amortization	$151.1	$156.4	$160.8
Capital expenditures:
High Performance Materials & Components	$119.9	$71.7	$52.7
Advanced Alloys & Solutions	47.4	64.5	69.1
Corporate	0.9	3.0	0.9
Total capital expenditures	$168.2	$139.2	$122.7

Identifiable assets:	2019	2018	2017
High Performance Materials & Components	$2,324.6	$2,400.7	$2,329.9
Advanced Alloys & Solutions	2,621.1	2,590.4	2,550.8
Discontinued Operations	—	—	0.2
Corporate:
Deferred Taxes	64.5	8.7	7.6
Cash and cash equivalents and other	624.4	502.0	296.9
Total assets	$5,634.6	$5,501.8	$5,185.4

Schedule of company assets by country

($ in millions)	2019	Percent of total	2018	Percent of total	2017	Percent of total
Total assets:
United States	$4,956.4	88%	$4,859.1	88%	$4,547.7	88%
China	288.1	5%	287.3	5%	276.0	5%
United Kingdom	141.3	3%	136.7	3%	122.7	2%
Other	248.8	4%	218.7	4%	239.0	5%
Total Assets	$5,634.6	100%	$5,501.8	100%	$5,185.4	100%